Investment in Associate - Schedule of Investment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investment [Abstract]
Cost of the investment acquired	$ 15,495,782
Share in net income of HOA from acquisition to December 31, 2025	300,639
Balance at December 31, 2025	$ 15,796,421